Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year		1,290,042	874,130
Granted		713,910	991,860
Vested	[1]	(363,484)	(541,357)
Forfeited		(80,905)	(34,591)
Outstanding, end of year		1,559,563	1,290,042

[1]	Vested RSUs in 2024 were settled in shares and in 2023 were settled in cash.